RESEARCH EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RESEARCH EXPENSES

18 RESEARCH EXPENSES

	2022	2023	2024
	S$	S$	S$

Employee benefits expenses (Note 19)	500,038	642,533	737,524
Depreciation of property, plant and equipment (Note 7)	270,421	272,886	212,322
Amortization of intangible assets (Note 8)	10,700	4,209	642
Clinical trial expenses	-	33,845	382,014
Consumables expenses	310,938	455,267	345,706
Royalty expenses	9,592	30,382	11,365
Professional fees	317,613	20,779	35,040
Electricity expenses	64,968	62,515	69,323
Others	38,495	67,277	115,583
Total	1,522,765	1,589,693	1,909,519